Share based payments - Outstanding stock options (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion	1
Total share based payment expense	$ 70	$ 72
Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.33%
Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	2.78%